DERIVATIVES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) swap	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) swap	Sep. 18, 2024 USD ($)	Jun. 30, 2024 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Total debt obligations	$ 2,776,000,000	$ 2,356,000,000
Term loan facility
Derivative Instruments, Gain (Loss) [Line Items]
Total debt obligations	2,157,000,000
Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Other (expense) income, net	(2,000,000)	1,000,000	$ (2,000,000)
Derivative notional amount	0
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount	$ 1,840,000,000
Derivative, fixed interest rate	3.41%
2026 interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount		$ 720,000,000
Derivative, fixed interest rate		3.59%
2028 interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount	$ 400,000,000
2029 interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount					$ 720,000,000
Derivative, fixed interest rate					3.13%
Derivatives designated as hedging instruments: | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Annual reduction in interest expense				$ 3,000,000
Reduction in overall effective interest rate				24.00%
Derivatives designated as hedging instruments: | Forward-starting swaps
Derivative Instruments, Gain (Loss) [Line Items]
Annual reduction in interest expense				$ 1,000,000
Derivatives designated as hedging instruments: | Cross currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Number of foreign currency derivatives held | swap				2
Derivatives designated as hedging instruments: | Cross currency contracts | September 2027
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount				$ 26,000,000
Derivatives designated as hedging instruments: | Cross currency contracts | September 2030
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount				94,000,000
Derivatives designated as hedging instruments: | Cross currency contracts | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount				$ 230,000,000
Unrealized gains on AOCI before taxes	$ 0
Derivatives designated as hedging instruments: | Cross currency contracts | Net investment hedges | GBP
Derivative Instruments, Gain (Loss) [Line Items]
Number of derivative agreements entered into during the period | swap		3
Fair value of hedges		$ 271,000,000
Derivatives designated as hedging instruments: | Cross currency contracts | Net investment hedges | CAD
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of hedges		241,000,000
Derivatives designated as hedging instruments: | Cross currency contracts | Net investment hedges | EUR
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of hedges		$ 209,000,000
Derivatives designated as hedging instruments: | Cross currency contracts | Net investment hedges | Australia, Dollars
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of hedges						$ 16,000,000
Derivatives designated as hedging instruments: | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, fixed interest rate	3.52%
Derivatives designated as hedging instruments: | 2024 interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount			$ 720,000,000